Equity (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2022	2,498	723
At 30 June 2021	2,559	741
At 30 June 2020	2,562	742

Schedule of movement in hedging and exchange reserve
(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2019	(37)	(781)	(818)
Other comprehensive income/(loss)	125	(241)	(116)
Transfers from other retained earnings	5	—	5
At 30 June 2020	93	(1,022)	(929)
Other comprehensive income/(loss)	20	(672)	(652)
At 30 June 2021	113	(1,694)	(1,581)
Other comprehensive (loss)/income	(87)	622	535
At 30 June 2022	26	(1,072)	(1,046)

Schedule of movements in own shares	Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2019	232	2,026
Share trust arrangements	(1)	(7)
Shares used to satisfy options	(4)	(83)
Shares purchased - share buyback programme	39	1,282
Shares cancelled	(39)	(1,282)
At 30 June 2020	227	1,936
Share trust arrangements	(1)	(11)
Shares used to satisfy options	(3)	(48)
Shares purchased - share buyback programme	3	109
Shares cancelled	(3)	(109)
At 30 June 2021	223	1,877
Share trust arrangements	(2)	(23)
Shares used to satisfy options	(2)	(16)
Shares purchased - share buyback programme	61	2,284
Shares cancelled	(61)	(2,284)
At 30 June 2022	219	1,838

Schedule of the monthly breakdown of shares purchased and the average price paid per share
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2022 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
July 2021	1,728,254	1,728,254	3457	227,758,747
August 2021	2,396,223	2,396,223	3538	225,362,524
September 2021	3,175,936	3,175,936	3493	222,186,588
October 2021(1)	1,565,980	1,565,980	3550	232,045,302
November 2021	1,375,946	1,375,946	3785	230,669,356
December 2021	4,423,031	4,423,031	3960	226,246,325
January 2022	5,822,743	5,822,743	3797	220,423,582
February 2022	5,865,710	5,865,710	3714	214,557,872
March 2022	8,480,736	8,480,736	3588	206,077,136
April 2022	7,260,564	7,260,564	3935	198,816,572
May 2022	12,627,704	12,627,704	3724	186,188,868
June 2022	6,771,405	6,771,405	3584	179,417,463
Total	61,494,232	61,494,232	3708	179,417,463
(1) New maximum number of purchasable shares was authorised by shareholders at the AGM held on 30 September 2021

Schedule of dividends
(d) Dividends

	2022	2021	2020
	£ million	£ million	£ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2021
44.59 pence per share (2020 – 42.47 pence; 2019 – 42.47 pence)	1,040	992	1,006
Interim dividend for the year ended 30 June 2022
29.36 pence per share (2021 – 27.96 pence; 2020 – 27.41 pence)	680	654	640
	1,720	1,646	1,646

Schedule of amounts attributable to non controlling interests
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2022			2021	2020
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	3,194	2,603	5,797	5,140	4,688
Net sales	1,013	2,042	3,055	2,553	2,314
(Loss)/profit for the year	(127)	354	227	298	85
Other comprehensive income/(loss)(1)	134	199	333	(434)	(96)
Total comprehensive income/(loss)	7	553	560	(136)	(11)
Attributable to non-controlling interests	3	256	259	(35)	8
Balance sheet
Non-current assets(2)	1,668	3,349	5,017	4,669	5,170
Current assets	727	1,275	2,002	1,492	1,280
Non-current liabilities	(275)	(1,224)	(1,499)	(1,356)	(1,459)
Current liabilities	(441)	(1,205)	(1,646)	(1,335)	(1,188)
Net assets	1,679	2,195	3,874	3,470	3,803
Attributable to non-controlling interests	717	999	1,716	1,534	1,668
Cash flow
Net cash inflow from operating activities	149	541	690	661	233
Net cash outflow from investing activities	(74)	(215)	(289)	(137)	(152)
Net cash outflow from financing activities	(72)	(250)	(322)	(371)	(209)
Net increase/(decrease) in cash and cash equivalents	3	76	79	153	(128)
Exchange differences	—	52	52	(19)	(3)
Dividends payable to non-controlling interests	—	(72)	(72)	(72)	(117)
(1)    Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.
(2) Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2022 was £1,488 million (2021 – £1,295 million; 2020 – £1,464 million).
Schedule of employee share compensation
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2022 is as follows:

	2022 £ million	2021 £ million	2020 £ million
Executive share award plans	51	41	(3)
Executive share option plans	4	4	2
Savings plans	4	4	3
	59	49	2

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions
For the three years ended 30 June 2022, the calculation of the fair value of each share award used the Monte Carlo and Black Scholes pricing model and the following assumptions:

	2022	2021	2020
Risk free interest rate	0.4%	(0.1%)	0.4%
Expected life of the awards	40 months	36 months	37 months
Dividend yield	2.1%	2.7%	1.9%
Weighted average share price	3545 p	2557 p	3501 p
Weighted average fair value of awards granted in the year	2729 p	2107 p	899 p
Number of awards granted in the year	2.1 million	2.1 million	1.7 million
Fair value of all awards granted in the year	£57 million	£45 million	£16 million

Schedule of transactions on executive share award plans
Transactions on the executive share award plans for the three years ended 30 June 2022 were as follows:

	2022 Number of awards million	2021 Number of awards million	2020 Number of awards million
Balance outstanding at 1 July	5.3	5.6	7.0
Granted	2.1	2.1	1.8
Awarded	(1.1)	(1.2)	(2.5)
Forfeited	(1.1)	(1.2)	(0.7)
Balance outstanding at 30 June	5.2	5.3	5.6